Vident International Equity Strategy ETF™
Schedule of Investments
November 30, 2023 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.7%
	Australia - 4.0%
222,120	AGL Energy, Ltd.	$1,388,821
129,792	BlueScope Steel, Ltd.	1,788,300
63,211	JB Hi-Fi, Ltd.	2,005,075
791,401	Medibank Private, Ltd.	1,815,597
409,111	Qantas Airways, Ltd. (a)	1,437,685
177,106	QBE Insurance Group, Ltd.	1,804,903
76,865	Sonic Healthcare, Ltd.	1,486,661
543,044	South32, Ltd.	1,109,003
117,118	Super Retail Group, Ltd.	1,078,631
1,050,033	Tabcorp Holdings, Ltd.	501,282
98,797	Yancoal Australia, Ltd.	319,676
		14,735,634
	Austria - 0.2%
4,047	OMV AG	172,873
25,966	voestalpine AG	731,517
		904,390
	Belgium - 0.1%
54,789	Proximus SADP	526,423
	Brazil - 4.2%
260,470	Cia Brasileira de Distribuicao (a)	177,440
438,838	Cia de Saneamento de Minas Gerais Copasa MG	1,663,799
486,359	Embraer SA (a)	2,125,001
289,347	JBS SA	1,369,811
716,409	Marfrig Global Foods SA	1,416,187
178,691	Pagseguro Digital, Ltd. - Class A (a)	1,801,205
214,060	Telefonica Brasil SA	2,292,392
624,111	TIM SA	2,185,290
504,292	Vibra Energia SA	2,384,326
		15,415,451
	Canada - 6.6%
98,235	Air Canada (a)	1,277,341
17,472	Alimentation Couche-Tard, Inc.	997,406
1,405	Canadian Tire Corporation, Ltd. - Class A	146,267
21,404	Canfor Corporation (a)	253,372
38,550	Celestica, Inc. (a)	1,039,487
149,425	Crescent Point Energy Corporation	1,052,483
2,422	Fairfax Financial Holdings, Ltd.	2,228,040
62,137	Great-West Lifeco, Inc.	1,987,596
27,362	iA Financial Corporation, Inc.	1,828,573
34,063	Interfor Corporation (a)	521,553
28,456	Magna International, Inc.	1,535,451
92,499	Manulife Financial Corporation	1,813,345
90,090	Parex Resources, Inc.	1,849,175
66,591	Power Corporation of Canada	1,844,225
18,900	Stelco Holdings, Inc.	614,875
35,656	Sun Life Financial, Inc.	1,801,932
15,228	TFI International, Inc.	1,803,302
21,286	West Fraser Timber Company, Ltd.	1,545,132
		24,139,555
	Chile - 0.9%
849,831	Cencosud SA	1,585,816
13,750,233	Enel Americas SA (a)	1,608,246
		3,194,062
	China - 4.4%
803,500	3SBio, Inc. (b)	746,887
2,844,000	China Railway Group, Ltd. - H-Shares	1,248,981
2,395,500	China Resources Pharmaceutical Group, Ltd. (b)	1,496,747
480,500	COSCO SHIPPING Holdings Company, Ltd. - H-Shares	442,953
130,642	Hello Group, Inc. - ADR	843,947
1,714,000	Lenovo Group, Ltd.	2,117,729
451,900	New China Life Insurance Company, Ltd. - H-Shares	896,822
2,542,000	PetroChina Company, Ltd. - H-Shares	1,669,649
1,658,000	PICC Property & Casualty Company, Ltd. - H-Shares	1,925,414
604,800	Sinopharm Group Company, Ltd. - H-Shares	1,500,714
5,007,000	The People's Insurance Company Group of China, Ltd. - H-Shares	1,621,924
104,790	Vipshop Holdings, Ltd. - ADR (a)	1,679,784
		16,191,551
	Denmark - 2.9%
930	AP Moller - Maersk AS - Class B	1,469,893
38,732	D/S Norden AS	1,761,692
36,657	Demant AS (a)	1,557,875
8,877	DSV AS	1,338,731
386,131	H Lundbeck AS (a)	1,847,828
19,051	Pandora AS	2,576,693
		10,552,712
	Finland - 0.3%
103,865	Nokia OYJ	364,685
121,201	Outokumpu OYJ	571,285
		935,970
	France - 0.7%
28,198	Cie de Saint-Gobain SA	1,840,157
15,103	Renault SA	593,073
		2,433,230
	Germany - 4.2%
6,997	Aurubis AG	578,687
15,634	Bayerische Motoren Werke AG	1,630,592
17,508	BioNTech SE - ADR (a)	1,757,978
36,822	Deutsche Post AG	1,729,189
112,691	E.ON SE	1,467,488
29,424	Freenet AG	827,009
35,872	Fresenius Medical Care AG & Company KGaA	1,472,830
36,860	Fresenius SE & Company KGaA	1,169,935
24,078	Heidelberg Materials AG	1,965,101
69,271	K+S AG	1,027,906
23,799	Mercedes-Benz Group AG	1,547,113
23,953	Suedzucker AG	367,458
		15,541,286
	Hong Kong - 5.1%
182,900	ASMPT, Ltd.	1,869,911
1,353,200	China Taiping Insurance Holdings Company, Ltd.	1,226,669
3,838,000	China Traditional Chinese Medicine Holdings Company, Ltd.	1,965,610
8,966,000	GCL Technology Holdings, Ltd.	1,193,890
695,000	Kingboard Holdings, Ltd.	1,672,919
2,354,000	Kunlun Energy Company, Ltd.	2,176,085
121,000	Orient Overseas International, Ltd.	1,455,508
6,065,000	Pacific Basin Shipping, Ltd.	1,840,397
1,542,000	Sino Land Company, Ltd.	1,553,787
921,000	SITC International Holdings Company, Ltd.	1,391,470
3,573,500	WH Group, Ltd. (b)	2,296,835
		18,643,081
	Indonesia - 1.9%
11,544,300	Adaro Energy Indonesia Tbk PT	1,950,101
4,222,800	Astra International Tbk PT	1,470,221
6,216,800	Bank Negara Indonesia Persero Tbk PT	2,114,353
1,108,700	United Tractors Tbk PT	1,565,476
		7,100,151
	Ireland - 0.8%
8,072	Bank of Ireland Group plc	75,655
2,510	CRH plc	158,432
14,203	DCC plc	960,508
21,030	Medtronic plc	1,667,048
		2,861,643
	Israel - 3.8%
214,142	Bank Hapoalim BM	1,811,878
1,212,003	Bezeq The Israeli Telecommunication Corporation, Ltd.	1,571,266
15,467	Delek Group, Ltd.	2,001,436
293,049	ICL Group, Ltd.	1,474,648
42,746	Inmode, Ltd. (a)	1,015,218
372,455	Israel Discount Bank, Ltd. - Class A	1,797,217
44,266	Perion Network, Ltd. (a)	1,250,072
17,347	Plus500, Ltd.	316,450
170,484	Teva Pharmaceutical Industries, Ltd. (a)	1,659,473
134,141	ZIM Integrated Shipping Services, Ltd.	938,987
		13,836,645
	Italy - 2.1%
369,774	A2A SpA	796,024
88,952	Assicurazioni Generali SpA	1,844,533
117,088	Eni SpA	1,937,776
96,893	Iveco Group NV (a)	788,667
146,772	Leonardo SpA	2,253,202
94,510	UnipolSai Assicurazioni SpA	234,081
		7,854,283
	Japan - 0.6%
40,300	Mazda Motor Corporation	430,301
45,300	Sankyo Company, Ltd.	1,957,428
		2,387,729
	Malaysia - 2.7%
1,572,100	CIMB Group Holdings Bhd	1,906,291
3,526,200	Hartalega Holdings Bhd (a)	1,816,264
950,600	Malayan Banking Bhd	1,832,039
691,800	MISC Bhd	1,067,506
1,215,100	Petronas Chemicals Group Bhd	1,882,825
1,277,500	Sime Darby Plantation Bhd	1,236,511
		9,741,436
	Mexico - 1.7%
183,814	Arca Continental SAB de CV	1,873,958
2,502,608	Cemex SAB de CV (a)	1,738,852
14,777	Fomento Economico Mexicano SAB de CV	187,925
259,156	Qualitas Controladora SAB de CV	2,370,543
		6,171,278
	Netherlands - 2.0%
345,686	Aegon Ltd.	1,895,689
54,057	Koninklijke Ahold Delhaize NV	1,566,544
26,685	Randstad NV	1,586,816
101,384	Stellantis NV	2,201,552
		7,250,601
	Norway - 5.8%
38,288	Aker BP ASA	1,101,524
91,782	DNB Bank ASA	1,754,951
1,264,690	DNO ASA	1,235,498
59,681	Equinor ASA	1,927,390
43,096	Kongsberg Gruppen ASA	1,856,773
248,476	Leroy Seafood Group ASA	974,190
107,640	Mowi ASA	1,920,360
289,375	Norsk Hydro ASA	1,685,435
235,844	Orkla ASA	1,742,552
193,986	Storebrand ASA	1,679,119
172,624	Telenor ASA	1,862,561
621,806	Var Energi ASA	1,997,731
45,198	Yara International ASA	1,535,980
		21,274,064
	Poland - 2.4%
64,546	Bank Polska Kasa Opieki SA	2,273,527
15,271	KGHM Polska Miedz SA	441,262
106,625	ORLEN SA	1,577,630
189,502	Powszechna Kasa Oszczednosci Bank Polski SA (a)	2,257,260
186,448	Powszechny Zaklad Ubezpieczen SA	2,130,701
		8,680,380
	Portugal - 0.5%
5,668,567	Banco Comercial Portugues SA - Class R (a)	1,906,201
	Republic of Korea - 5.9%
40,652	DB HiTek Company, Ltd.	1,950,439
32,420	DB Insurance Company, Ltd.	2,103,286
36,374	Doosan Bobcat, Inc.	1,285,629
64,911	Hankook Tire & Technology Company, Ltd.	2,281,683
9,900	Hyundai Mobis Company, Ltd.	1,757,237
35,991	Hyundai Wia Corporation	1,662,647
28,206	Kia Corporation	1,877,995
20,053	LG Electronics, Inc.	1,596,282
82,170	LG Uplus Corporation	668,748
56,883	LX INTERNATIONAL Corporation	1,311,684
5,951	NongShim Company, Ltd.	1,870,426
20,308	OCI Holdings Company, Ltd.	1,555,192
202,400	SD Biosensor, Inc.	1,782,168
		21,703,416
	Russian Federation - 0.0%
24,074	Severstal PAO - GDR (a)(c)(d)	–
	Singapore - 7.3%
1,567,500	ComfortDelGro Corporation, Ltd.	1,515,117
54,400	DBS Group Holdings, Ltd.	1,293,763
625,500	Frasers Logistics & Commercial Trust (c)	520,235
2,658,300	Genting Singapore, Ltd.	1,822,527
364,483	Hafnia, Ltd.	2,241,921
49,800	Jardine Cycle & Carriage, Ltd.	1,064,211
32,225	JOYY, Inc. - ADR	1,237,762
362,400	Keppel Corporation, Ltd.	1,811,185
745,600	Keppel DC REIT (c)	1,027,951
73,400	Keppel REIT (c)	47,573
666,200	NETLINK NBN TRUST, Ltd.	421,804
195,400	Oversea-Chinese Banking Corporation, Ltd.	1,835,993
440,100	Sembcorp Industries, Ltd.	1,694,975
332,900	Singapore Airlines, Ltd.	1,581,437
941,400	Singapore Telecommunications, Ltd.	1,629,428
87,219	United Overseas Bank, Ltd.	1,778,886
170,900	Venture Corporation, Ltd.	1,604,509
664,500	Wilmar International, Ltd.	1,807,384
1,642,300	Yangzijiang Shipbuilding Holdings, Ltd.	1,784,306
		26,720,967
	South Africa - 0.6%
81,007	Aspen Pharmacare Holdings, Ltd.	791,389
2,535,895	Old Mutual, Ltd.	1,538,934
		2,330,323
	Spain - 1.2%
237,722	Banco Bilbao Vizcaya Argentaria SA	2,206,264
89,679	Mapfre SA	197,850
452,070	Telefonica SA	1,950,317
		4,354,431
	Sweden - 3.6%
18,643	Autoliv, Inc.	1,931,788
111,058	H & M Hennes & Mauritz AB - Class B	1,779,455
8,725	Saab AB - Class B	448,954
96,852	SKF AB - Class B	1,821,720
305,179	SSAB AB - Class B	2,259,388
365,501	Telefonaktiebolaget LM Ericsson - B Shares	1,812,358
85,438	Volvo AB - Class B	1,983,308
369,519	Volvo Car AB - Class B (a)	1,204,947
		13,241,918
	Switzerland - 5.5%
8,210	Chubb, Ltd.	1,883,620
303,331	Glencore plc	1,696,522
6,450	Helvetia Holding AG	887,890
27,250	Holcim AG	2,015,037
26,358	Julius Baer Group, Ltd.	1,341,013
5,913	Kuehne + Nagel International AG	1,721,777
17,928	Novartis AG	1,754,967
1,368	Roche Holding AG	371,360
3,534	Sandoz Group AG (a)	101,645
35,410	STMicroelectronics NV	1,678,914
5,801	Swatch Group AG	1,531,056
16,626	Swiss Re AG	1,974,164
2,910	Swisscom AG	1,708,084
10,729	TE Connectivity, Ltd.	1,405,499
		20,071,548
	Taiwan - 8.6%
1,581,000	Acer, Inc.	1,781,408
514,000	ASE Technology Holding Company, Ltd.	2,106,018
328,000	Catcher Technology Company, Ltd.	2,042,126
582,000	Chicony Electronics Company, Ltd.	2,971,479
1,842,000	Compal Electronics, Inc.	1,821,953
1,275,000	Compeq Manufacturing Company, Ltd.	2,991,597
1,588,000	Eva Airways Corporation	1,591,050
523,000	Hon Hai Precision Industry Company, Ltd.	1,699,248
930,000	King Yuan Electronics Company, Ltd.	2,464,917
271,000	Micro-Star International Company, Ltd.	1,591,821
730,000	Pegatron Corporation	1,897,439
534,000	Powertech Technology, Inc.	1,914,469
531,000	Radiant Opto-Electronics Corporation	2,243,662
389,000	Tripod Technology Corporation	2,403,233
1,284,000	United Microelectronics Corporation	2,009,846
		31,530,266
	Thailand - 1.1%
383,100	Bangkok Bank pcl - NVDR	1,644,463
3,196,900	Krung Thai Bank pcl - NVDR	1,654,000
223,000	SCB X pcl - NVDR	629,173
		3,927,636
	United Kingdom - 4.0%
227,087	Barratt Developments plc	1,477,077
110,448	BT Group plc	171,841
1,172,882	Centrica plc	2,213,111
226,947	HSBC Holdings plc	1,729,856
150,848	International Distributions Services plc (a)	463,475
335,669	J Sainsbury plc	1,214,905
64,472	Janus Henderson Group plc	1,688,522
442,712	Kingfisher plc	1,229,631
369,547	Marks & Spencer Group plc	1,176,588
839,227	Taylor Wimpey plc	1,376,365
23,482	Tesco plc	84,960
1,919,307	Vodafone Group plc	1,733,140
		14,559,471
	TOTAL COMMON STOCKS (Cost $350,766,508)	350,717,732

PREFERRED STOCKS - 3.2%
	Brazil - 2.3%
480,006	Azul SA (a)	1,659,304
211,274	Banco Bradesco SA	698,214
698,914	Cia Energetica de Minas Gerais	1,565,817
269,909	Gerdau SA	1,194,062
588,980	Metalurgica Gerdau SA	1,227,577
286,140	Petroleo Brasileiro SA	2,064,721
		8,409,695
	Chile - 0.4%
661,298	Embotelladora Andina SA - Class B	1,599,638
	Germany - 0.5%
32,646	Schaeffler AG	180,771
13,530	Volkswagen AG	1,571,028
		1,751,799
	TOTAL PREFERRED STOCKS (Cost $11,989,039)	11,761,132
Principal Amount
SHORT-TERM INVESTMENTS - 0.4%
	Money Market Deposit Account - 0.4%
$1,511,490	U.S. Bank Money Market Deposit Account, 4.21% (e)	1,511,490
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,511,490)	1,511,490
	TOTAL INVESTMENTS - 99.3% (Cost $364,267,037)	363,990,354
	Other Assets in Excess of Liabilities - 0.7%	2,426,144
	NET ASSETS - 100.0%	$366,416,498

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At November 30, 2023, the value of these securities amounted to $4,540,469 or 1.2% of net assets.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0, which represents 0.0% of net assets.
(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2023.

ADR-	American Depositary Receipt.
GDR-	Global Depositary Receipt.
NVDR-	Non-Voting Depositary Receipt.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$350,717,732	$-	$0	$350,717,732
Preferred Stocks	11,761,132	-	-	11,761,132
Short-Term Investments	1,511,490	-	-	1,511,490
Total Investments in Securities	$363,990,354	$-	$0	$363,990,354

^See Schedule of Investments for breakout of investments by country classification.
For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.